INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax expense attributable to earnings differs from the amounts computed by applying the combined federal and provincial statutory income tax rate to loss before income taxes

	December 31, 2022	December 31, 2021
	$	$
Loss before income taxes	(47,314)	(39,490)
Tax recovery computed at applicable statutory tax rate	26.50%	26.50%
Tax expense at combined statutory rate	(12,538)	(10,465)
Increase (decrease) in income taxes resulting from:
Temporary difference not recorded	10,018	8,937
Share-based payments	2,307	1,769
Non-deductible expenses	325	406
Mining royalties	400	400
Non-taxable mining duties	(108)	(219)
Other	(4)	(428)
Income tax	400	400
Composition of deferred income taxes in the income statement:
Taxes payable	400	400
Income tax	400	400

Schedule of temporary differences for which the company has recognized deferred tax assets and liabilities

As at December 31, 2022, temporary differences for which the company has recognized deferred tax assets and liabilities are as follows:

		Recognized in the	Recognized in other	Recognized in
	Opening balance	net earnings	comprehensive income	Equity	Closing balance
Convertible notes	—	(9,693)	—	—	(9,693)
Exploration and evaluation expenses	—	9,693	—	—	9,693

Schedule of temporary differences and unused tax losses for which the Company has not recognized deferred tax assets

	December 31, 2022	December 31, 2021
	$	$
FEDERAL
Exploration and evaluation expenses	44,572	37,787
Property and equipment	3,080	2,253
Equity investment	2,346	646
Asset retirement obligation	952	1,009
Share issue expenses	5,102	5,990
Research and development expenses	19,412	16,700
Non-capital losses	69,792	46,371
Unrealized foreign exchange loss on convertible notes	519	—
Other	273	74
	146,048	110,830
PROVINCIAL
Exploration and evaluation expenses	41,796	35,058
Property and equipment	3,080	2,253
Equity investment	2,346	646
Asset retirement obligation	952	1,009
Share issue expenses	5,102	293
Research and development expenses	25,158	19,447
Non-capital losses	68,341	45,943
Unrealized foreign exchange loss on convertible notes	519	—
Other	273	74
	147,567	104,723

Schedule of accumulated non-capital losses for tax purposes which can be used to reduce taxable income in future years

As at December 31, 2022, the Company’s accumulated non-capital losses for tax purposes which can be used to reduce taxable income in future years as follows:

Year incurred	Expiration date	Federal	Provincial
2022	2042	22,792	22,712
2021	2041	19,469	18,562
2020	2040	10,836	10,546
2019	2039	5,381	5,457
2018	2038	4,137	4,044
2017	2037	2,526	2,578
2016	2036	1,544	1,399
2015	2035	873	844
2014	2034	662	644
2013	2033	747	738
2012	2032	765	757
2011	2031	61	59